DEFERRED REVENUE	12 Months Ended
Dec. 31, 2022
Disclosure Of Deferred Income [Abstract]
DEFERRED REVENUE [Text Block]

18. DEFERRED REVENUE

	As at December 31,
	2022	2021
Current:
Customer advance payments (a)	6,456	5,297
Osisko - silver stream agreement (b)	5,609	8,144
Current portion of deferred revenue	12,065	13,441
Long-term portion of deferred revenue (b)	47,620	45,356
Total deferred revenue	59,685	58,797

(a) Customer advance payments

At December 31, 2022, the Company had received advance payments from a customer on 2.0 million pounds (100% basis) of copper concentrate inventory.

(b) Silver stream purchase and sale agreement

The Company has entered into a silver stream purchase and sale agreement with Osisko Gold Royalties Ltd. ("Osisko"), whereby the Company received upfront cash deposit payments totalling $52.7 million for the sale of an equivalent amount of its 75% share of Gibraltar payable silver production until 5.9 million ounces of silver have been delivered to Osisko. After that threshold has been met, 35% of an equivalent amount of Taseko's share of all future payable silver production from Gibraltar will be delivered to Osisko. The Company receives no further cash consideration once silver deliveries are made under the agreement.

The following table summarizes changes in the Osisko deferred revenue:

Balance at January 1, 2021	52,758
Finance expense (Note 9)	5,549
Amortization of deferred revenue	(4,807)
Balance at December 31, 2021	53,500
Finance expense (Note 9)	5,711
Amortization of deferred revenue	(5,982)
Balance at December 31, 2022	53,229